Kathleen M. Macpeak

1.202.373.6149

kathleen.macpeak@morganlewis.com

VIA EDGAR

January 23, 2017

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Nuveen High Income 2020 Target Term Fund (File Nos. 333-212964 and 811-23051): Filing on Form N-2

Dear Sir or Madam:

On behalf of our client, Nuveen High Income 2020 Target Term Fund (the “Fund”), we are filing Pre-Effective Amendment No. 2 to the Fund’s registration statement on Form N-2 under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”). This filing is being made for the purpose of responding to comments received from the staff to the Fund’s filing made on November 3, 2016 to i) register additional Common Shares of the Fund; ii) update financial information; and iii) make other non-material changes to the Fund’s Prospectus and Statement of Additional Information.

If you have any questions regarding this filing, please contact me at 202.373.6149.

Very truly yours,

/s/ Kathleen M. Macpeak

Kathleen M. Macpeak

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001